Finance Revenue and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Amortization of deferred financing costs	$ 368	$ 360
Finance costs	4,256	5,075
Interest paid	(3,664)	(4,767)
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	3,211	4,275
Borrowing base facility [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	427	$ 440
Lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	$ 250